Accrued Expenses And Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Components of Accrued Expenses and Other Current Liabilities
The components of accrued expenses and other current liabilities were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Consideration payable in connection with business acquisitions	376,187	191,431
Salary and welfare payable	335,024	258,635
Refund liabilities (Note a)	137,510	147,093
Accrued expenses	61,962	129,900
Other tax payable	25,060	12,531
Interest payable	20,342	23,530
Payables for purchase of property, plant and equipment	16,113	8,759
Others	11,517	13,015

	983,715	784,894

Note a:	Refund liabilities represented estimated amounts of service fee collected that may be subject to refund to the customers related to K-12 tutoring services and study abroad tutoring services.